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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07567
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                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
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               (Exact name of registrant as specified in charter)

                          One Lincoln Street, 4th Floor
                           Boston, Massachusetts 02111
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                    (Address of principal executive offices)

                    Julie Tedesco, Vice President and Counsel
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                           Boston, Massachusetts 02110
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 662-3968
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Date of fiscal year end:   December 31
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Date of reporting period:  July 1, 2003 - June 30, 2004
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ITEM 1.  PROXY VOTING RECORD

There was no proxy voting for State Street Navigator Securities Lending Prime Portfolio, the only operational series of the Registrant, for the most recent twelve-month period ended June 30, 2004, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:   /s/ Edward J. O'Brien
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      Edward J. O'Brien
      President
      August 25, 2004

By:   /s/ Donald A. Gignac
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      Donald A. Gignac
      Treasurer
      August 25, 2004